Income Taxes - Net Operating Loss Carryforwards Expire (Detail) - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal	$ 47,000
Operating Loss Carryforward State	83,000
Operating Loss Carryforwards	129,973	$ 217,960
2016-2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward State	14,000
Operating Loss Carryforwards	14,000
2021-2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward State	43,000
Operating Loss Carryforwards	43,000
2026-2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal	14,000
Operating Loss Carryforward State	19,000
Operating Loss Carryforwards	33,000
2031-2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal	33,000
Operating Loss Carryforward State	7,000
Operating Loss Carryforwards	$ 40,000